Employee benefits (Details 1) - Common Share Unit Program [Member]	Dec. 31, 2023	Dec. 31, 2022
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,330,503	1,437,588
Shares Granted Share Price [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	15.94	20.03